Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 3.1%
7,346		AGL Energy Ltd.	$97,490	0.2
45,898		Aurizon Holdings Ltd.	164,521	0.3
4,090		Australia & New Zealand Banking Group Ltd.	69,621	0.1
10,842		BHP Group Ltd.	278,030	0.5
18,932		Coca-Cola Amatil Ltd.	150,432	0.3
13,483		Crown Resorts Ltd.	104,812	0.2
914		Macquarie Group Ltd.	87,333	0.1
9,048		Newcrest Mining Ltd.	181,141	0.3
6,514		Rio Tinto Ltd.	422,681	0.7
3,513		Sonic Healthcare Ltd.	73,635	0.1
27,980		Sydney Airport	155,627	0.3
			1,785,323	3.1

		Belgium: 0.4%
2,167		UCB S.A.	199,413	0.4

		Canada: 4.5%
3,311		Bank of Nova Scotia	180,837	0.3
6,787		BCE, Inc.	319,811	0.6
4,046		Canadian Imperial Bank of Commerce - XTSE	329,941	0.6
6,806		CI Financial Corp.	119,262	0.2
2,510		Empire Co. Ltd.	58,227	0.1
5,931		Great-West Lifeco, Inc.	153,675	0.3
1,654		iA Financial Corp., Inc.	91,024	0.2
1,438		Kirkland Lake Gold Ltd.	58,969	0.1
5,546		National Bank Of Canada	307,725	0.5
4,437		Open Text Corp.	199,688	0.3
1,622		Rogers Communications, Inc.	81,210	0.1
8,276		TELUS Corp.	331,753	0.6
3,681		Waste Connections, Inc.	354,517	0.6
			2,586,639	4.5

		China: 0.3%
53,500		BOC Hong Kong Holdings Ltd.	176,849	0.3

		Denmark: 1.3%
1,381		Carlsberg A/S	201,673	0.4
1,553		H Lundbeck A/S	65,990	0.1
7,653		Novo Nordisk A/S	465,851	0.8
			733,514	1.3

		Finland: 0.8%
2,634		Neste OYJ	104,814	0.2
1,903		Orion Oyj	89,912	0.2
5,634		Sampo OYJ	255,036	0.4
			449,762	0.8

		France: 1.8%
709		Danone	56,738	0.1
3,376		Edenred	182,310	0.3
927		Eiffage SA	107,452	0.2
5,923		Eutelsat Communications	88,775	0.2
7,153		Getlink SE	126,189	0.2
18,191	(1)	Orange SA	257,148	0.4
2,101		Renault S.A.	82,177	0.1
1,718		Societe Generale	55,594	0.1
971		Sodexo SA	101,669	0.2
			1,058,052	1.8

		Germany: 1.0%
512		Allianz SE	122,237	0.2
4,665		Deutsche Lufthansa AG	71,065	0.1
8,357		Deutsche Post AG	291,576	0.5
36,443		Telefonica Deutschland Holding AG	110,460	0.2
			595,338	1.0

		Guernsey: 0.5%
4,368		Amdocs Ltd.	314,278	0.5

		Hong Kong: 1.0%
34,000		CK Hutchison Holdings Ltd.	300,414	0.5
70,000		HKT Trust / HKT Ltd.	104,491	0.2
1,300		Jardine Matheson Holdings Ltd.	72,465	0.1
16,500		Power Assets Holdings Ltd.	119,120	0.2
			596,490	1.0

		Israel: 0.3%
22,838		Bank Leumi Le-Israel BM	164,204	0.3

		Italy: 0.7%
8,577		Enel S.p.A.	74,760	0.1
59,536		Snam SpA	319,094	0.6
			393,854	0.7

		Japan: 8.7%
4,900		ANA Holdings, Inc.	153,048	0.3
12,300		Canon, Inc.	322,559	0.5
1,200		Central Japan Railway Co.	235,538	0.4
600		East Japan Railway Co.	52,831	0.1
6,700		Fuji Film Holdings Corp.	332,752	0.6
300		Hikari Tsushin, Inc.	73,741	0.1
3,800		Hitachi Ltd.	144,733	0.2
1,000		Hoya Corp.	95,705	0.2
9,300		Japan Airlines Co. Ltd.	261,613	0.4
3,600		Kamigumi Co., Ltd.	76,923	0.1
2,500		Konami Holdings Corp.	96,819	0.2
1,100		Kyocera Corp.	72,277	0.1
1,600		Kyushu Railway Co.	52,351	0.1
1,100		Lawson, Inc.	63,666	0.1
9,400		LIXIL Group Corp.	156,298	0.3
2,700		Medipal Holdings Corp.	57,213	0.1
1,600		MEIJI Holdings Co., Ltd.	112,598	0.2
3,000		Mitsubishi Corp.	76,907	0.1
1,400		Mitsubishi Heavy Industries Ltd.	51,068	0.1
8,500		MS&AD Insurance Group Holdings, Inc.	282,308	0.5
9,000		Nippon Telegraph & Telephone Corp.	229,473	0.4
2,100		NTT DoCoMo, Inc.	59,666	0.1
14,600		ORIX Corp.	246,630	0.4
2,100		Sankyo Co., Ltd.	70,552	0.1
10,500		Seiko Epson Corp.	153,533	0.3

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
15,500		Sekisui House Ltd.	$333,284	0.6
7,700		Softbank Corp.	105,637	0.2
20,400		Sumitomo Corp.	303,443	0.5
4,400		Sumitomo Mitsui Financial Group, Inc.	154,701	0.3
1,500		Sundrug Co., Ltd.	50,832	0.1
1,400		Suzuken Co., Ltd.	53,676	0.1
1,900	(1)	Trend Micro, Inc.	99,276	0.2
64		United Urban Investment Corp.	114,764	0.2
3,400		West Japan Railway Co.	287,674	0.5
			5,034,089	8.7

		Netherlands: 2.9%
15,468	(2)	ABN AMRO Bank NV	269,229	0.5
15,246		ING Groep NV	165,529	0.3
28,832		Koninklijke KPN NV	80,783	0.1
7,557		NN Group NV	262,293	0.4
19,500		Royal Dutch Shell PLC - Class A	512,077	0.9
6,952		Unilever NV	405,666	0.7
			1,695,577	2.9

		New Zealand: 0.1%
22,720		Spark New Zealand Ltd.	68,049	0.1

		Norway: 0.2%
10,547		Orkla ASA	101,818	0.2

		Singapore: 0.9%
62,700		ComfortDelgro Corp., Ltd.	99,181	0.2
107,700		Genting Singapore Ltd.	67,403	0.1
17,600		SATS Ltd.	58,582	0.1
19,800		Singapore Exchange Ltd.	125,619	0.2
28,400		Singapore Technologies Engineering Ltd.	85,063	0.2
80,100		Yangzijiang Shipbuilding Holdings Ltd.	54,983	0.1
			490,831	0.9

		Spain: 2.2%
952	(2)	Aena SME SA	176,197	0.3
4,567		Amadeus IT Group SA	358,082	0.6
7,660		Enagas	206,390	0.4
10,887		Ferrovial SA - FERE	345,832	0.6
4,678		Red Electrica Corp. SA	93,590	0.2
10,554		Telefonica S.A.	71,384	0.1
			1,251,475	2.2

		Sweden: 0.2%
1,186		Swedish Match AB	67,054	0.1
6,401		Telefonaktiebolaget LM Ericsson	50,328	0.1
			117,382	0.2

		Switzerland: 2.8%
1,513		LafargeHolcim Ltd.-CHF	76,892	0.1
3,792		Nestle SA	418,230	0.7
2,023		Roche Holding AG	678,653	1.2
1,087		Zurich Insurance Group AG	451,233	0.8
			1,625,008	2.8

		United Kingdom: 4.2%
20,665	(2)	Auto Trader Group PLC	152,482	0.3
30,629		Aviva PLC	160,511	0.3
69,630		BT Group PLC	147,960	0.3
10,270		Compass Group PLC	253,897	0.4
38,389		Direct Line Insurance Group PLC	170,979	0.3
22,338		Evraz PLC	103,711	0.2
20,170		GlaxoSmithKline PLC	473,579	0.8
96,094		Legal & General Group PLC	386,481	0.7
8,663		Persimmon PLC	348,756	0.6
30,290		Royal Bank of Scotland Group PLC	86,757	0.1
73,465		Vodafone Group PLC	144,338	0.2
			2,429,451	4.2

		United States: 60.2%
6,063		AbbVie, Inc.	491,224	0.9
845		Accenture PLC	173,402	0.3
6,878		Aflac, Inc.	354,698	0.6
1,845		Air Products & Chemicals, Inc.	440,420	0.8
1,403		Allison Transmission Holdings, Inc.	62,013	0.1
2,115		Allstate Corp.	250,712	0.4
8,582		Altria Group, Inc.	407,902	0.7
3,221		Ameren Corp.	264,283	0.5
1,704		Amgen, Inc.	368,149	0.6
11,885		Annaly Capital Management, Inc.	115,998	0.2
351		Anthem, Inc.	93,113	0.2
9,474		Apple Hospitality REIT, Inc.	142,300	0.2
16,469		AT&T, Inc.	619,564	1.1
2,007		Avnet, Inc.	73,235	0.1
6,397		Bank of America Corp.	210,014	0.4
4,260		Booz Allen Hamilton Holding Corp.	332,450	0.6
8,051		Bristol-Myers Squibb Co.	506,810	0.9
2,476		Broadridge Financial Solutions, Inc. ADR	295,015	0.5
571		Camden Property Trust	64,198	0.1
385		Carlisle Cos., Inc.	60,149	0.1
2,621		CDK Global, Inc.	140,695	0.2
726		CDW Corp.	94,707	0.2
349		Chemed Corp.	162,997	0.3
4,402		Chevron Corp.	471,630	0.8
6,027		Chimera Investment Corp.	127,772	0.2
4,661		Cinemark Holdings, Inc.	146,868	0.3
11,714		Cisco Systems, Inc.	538,493	0.9
829		Citigroup, Inc.	61,686	0.1
3,106		Citrix Systems, Inc.	376,509	0.7
4,873		CMS Energy Corp.	333,849	0.6
844		Colgate-Palmolive Co.	62,270	0.1
1,057		Columbia Sportswear Co.	99,273	0.2
2,673		Comerica, Inc.	163,481	0.3
6,549		CoreCivic, Inc.	104,457	0.2

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
2,852	Corporate Office Properties Trust SBI MD	$84,904	0.1
963	CSX Corp.	73,515	0.1
2,615	Darden Restaurants, Inc.	304,464	0.5
1,877	Dolby Laboratories, Inc.	130,151	0.2
1,800	DTE Energy Co.	238,698	0.4
2,095	Eaton Corp. PLC	197,915	0.3
3,716	Eli Lilly & Co.	518,902	0.9
923	Encompass Health Corp.	71,099	0.1
19,670	Equitrans Midstream Corp.	190,209	0.3
350	Everest Re Group Ltd.	96,800	0.2
4,248	Evergy, Inc.	306,536	0.5
1,665	Exelon Corp.	79,237	0.1
2,463	Expedia Group, Inc.	267,112	0.5
16,438	Extended Stay America, Inc.	212,379	0.4
1,578	Exxon Mobil Corp.	98,025	0.2
645	Federal Realty Investment Trust	80,638	0.1
2,340	Fidelity National Financial, Inc.	114,075	0.2
4,681	Flir Systems, Inc.	241,259	0.4
3,671	Flowers Foods, Inc.	79,037	0.1
5,986	Gaming and Leisure Properties, Inc.	282,868	0.5
6,443	General Mills, Inc.	336,453	0.6
2,344	General Motors Co.	78,266	0.1
1,862	Genuine Parts Co.	174,227	0.3
8,096	Geo Group, Inc./The	127,917	0.2
1,392	Gilead Sciences, Inc.	87,974	0.2
986	Hanover Insurance Group, Inc.	136,640	0.2
5,419	Hartford Financial Services Group, Inc.	321,238	0.6
749	HCA Healthcare, Inc.	103,961	0.2
2,370	Hershey Co.	367,753	0.6
13,488	Hewlett Packard Enterprise Co.	187,888	0.3
2,730	Honeywell International, Inc.	472,891	0.8
9,071	Intel Corp.	579,909	1.0
3,352	International Business Machines Corp.	481,783	0.8
1,219	Intuit, Inc.	341,783	0.6
6,484	Jabil, Inc.	252,163	0.4
5,645	Johnson & Johnson	840,371	1.5
3,893	JPMorgan Chase & Co.	515,278	0.9
10,252	Juniper Networks, Inc.	235,181	0.4
627	Kansas City Southern	105,769	0.2
2,189	Kimberly-Clark Corp.	313,552	0.5
3,019	Kohl's Corp.	129,062	0.2
1,114	Lamar Advertising Co.	103,390	0.2
3,643	Leidos Holdings, Inc.	366,012	0.6
812	Life Storage, Inc.	91,902	0.2
673	Lockheed Martin Corp.	288,125	0.5
3,408	LogMeIn, Inc.	292,986	0.5
5,291	Maxim Integrated Products	318,095	0.6
2,680	MAXIMUS, Inc.	192,290	0.3
1,827	McDonald's Corp.	390,923	0.7
6,989	Merck & Co., Inc.	597,140	1.0
14,349	MFA Financial, Inc.	111,922	0.2
4,945	MGIC Investment Corp.	68,192	0.1
11,660	Microsoft Corp.	1,984,882	3.4
652	Motorola Solutions, Inc.	115,404	0.2
3,469	National Instruments Corp.	154,821	0.3
4,159	New Residential Investment Corp.	69,622	0.1
3,949	Nielsen Holdings PLC	80,560	0.1
560	Norfolk Southern Corp.	116,598	0.2
1,260	NorthWestern Corp.	96,982	0.2
2,906	OGE Energy Corp.	133,240	0.2
10,534	Old Republic International Corp.	237,542	0.4
3,688	Omnicom Group	277,743	0.5
4,769	Oneok, Inc.	357,055	0.6
9,049	Oracle Corp.	474,620	0.8
3,133	Outfront Media, Inc.	93,175	0.2
4,090	Paychex, Inc.	350,799	0.6
4,032	PepsiCo, Inc.	572,625	1.0
14,486	Pfizer, Inc.	539,459	0.9
6,233	Philip Morris International, Inc.	515,469	0.9
3,221	Phillips 66	294,303	0.5
1,286	Pinnacle West Capital Corp.	125,629	0.2
2,590	Popular, Inc.	144,936	0.3
4,886	Procter & Gamble Co.	608,893	1.1
1,181	Public Storage, Inc.	264,261	0.5
1,699	Qualcomm, Inc.	144,942	0.3
3,337	Quest Diagnostics, Inc.	369,306	0.6
3,880	Republic Services, Inc.	368,794	0.6
9,264	Retail Properties of America, Inc.	112,558	0.2
169	Roper Technologies, Inc.	64,501	0.1
2,346	Royal Gold, Inc.	270,541	0.5
8,795	Sabre Corp.	189,444	0.3
6,427	Santander Consumer USA Holdings, Inc.	171,087	0.3
5,123	Service Corp. International	245,648	0.4
1,615	Simon Property Group, Inc.	215,037	0.4
1,278	Six Flags Entertainment Corp.	48,730	0.1
2,657	Sonoco Products Co.	151,821	0.3
3,268	Southern Co.	230,067	0.4
3,942	Starbucks Corp.	334,400	0.6
5,020	Switch, Inc.	80,320	0.1
2,718	Synchrony Financial	88,090	0.2
1,904	Target Corp.	210,849	0.4
3,587	Texas Instruments, Inc.	432,772	0.8
12,672	Two Harbors Investment Corp.	193,375	0.3
4,066	Tyson Foods, Inc.	335,974	0.6
3,392	Waste Management, Inc.	412,806	0.7
9,119	Wells Fargo & Co.	428,046	0.7
11,935	Western Union Co.	321,052	0.6
12,808	Williams Cos., Inc.	264,998	0.5
4,437	Xerox Holdings Corp.	157,824	0.3
3,099	Yum! Brands, Inc.	327,781	0.6
1,496	Zions Bancorp NA	68,053	0.1
		34,736,629	60.2

	Total Common Stock
	(Cost $52,463,105)	56,604,025	98.1

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
EXCHANGE-TRADED FUNDS: 1.7%
4,749	iShares MSCI EAFE ETF	$320,462	0.6
2,045	SPDR S&P 500 ETF Trust	657,938	1.1

	Total Exchange-Traded Funds
	(Cost $1,001,350)	978,400	1.7

	Total Investments in Securities (Cost $53,464,455)	$57,582,425	99.8
	Assets in Excess of Other Liabilities	90,010	0.2
	Net Assets	$57,672,435	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Information Technology	21.3%
Financials	15.5
Health Care	12.1
Industrials	11.2
Consumer Staples	9.2
Consumer Discretionary	7.4
Communication Services	6.0
Utilities	4.7
Energy	4.0
Materials	3.4
Real Estate	3.3
Exchange-Traded Funds	1.7
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$1,785,323	$–	$1,785,323
Belgium	–	199,413	–	199,413
Canada	2,586,639	–	–	2,586,639
China	–	176,849	–	176,849
Denmark	–	733,514	–	733,514
Finland	104,814	344,948	–	449,762
France	–	1,058,052	–	1,058,052
Germany	110,460	484,878	–	595,338
Guernsey	314,278	–	–	314,278
Hong Kong	–	596,490	–	596,490

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Israel	$–	$164,204	$–	$164,204
Italy	–	393,854	–	393,854
Japan	114,764	4,919,325	–	5,034,089
Netherlands	–	1,695,577	–	1,695,577
New Zealand	–	68,049	–	68,049
Norway	–	101,818	–	101,818
Singapore	–	490,831	–	490,831
Spain	–	1,251,475	–	1,251,475
Sweden	–	117,382	–	117,382
Switzerland	–	1,625,008	–	1,625,008
United Kingdom	147,960	2,281,491	–	2,429,451
United States	34,736,629	–	–	34,736,629
Total Common Stock	38,115,544	18,488,481	–	56,604,025
Exchange-Traded Funds	978,400	–	–	978,400
Total Investments, at fair value	$39,093,944	$18,488,481	$–	$57,582,425

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $53,659,318.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,622,416
Gross Unrealized Depreciation	(1,697,669)
Net Unrealized Appreciation	$3,924,747